Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 91.76%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 9.23%
Floating Rates:
(U.S. Treasury 3 Month Bill Money Market
Yield + 0.06%) 0.08 01/31/23 $ 3,800,000 $ 3,799,305
Federal Home Loan Bank 28.31%
Fixed Rates:
0.13 07/02/21 5,000,000 5,000,786
0.60 07/27/22 2,650,000 2,650,775
Floating Rates:
(USD 3 Month LIBOR + (0.08)%) 0.10 08/24/21 4,000,000 4,000,839
11,652,400
U.S. Treasury Note/Bond 54.22%
Fixed Rates:
2.13 08/15/21 3,500,000 3,527,477
2.13 09/30/21 9,000,000 9,093,968
2.50 01/15/22 4,000,000 4,077,196
2.50 02/15/22 5,500,000 5,616,935
22,315,576
Total United States Government and Agency Obligations 37,767,281
(cost $37,758,769)
Exchange Traded Fund 2.75% Shares Value
Vanguard Short-Term Treasury ETF 18,400 1,131,968
(cost $1,122,304)
Investments, at value 94.51% 38,899,249
(cost $38,881,073 )
Other assets and liabilities, net 5.49% 2,259,094
Net Assets 100.00% $ 41,158,343

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Near-Term Tax Free Fund
Municipal Bonds 93.77%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 0.26%
City of Bessemer AL Electric Revenue,
Alabama, Refunding, RB AGM 3.10 12/01/21 $ 100,000 $ 100,183
California 6.79%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 407,106
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 230,553
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 256,153
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 537,297
State of California, California, GO Unlimited 5.00 11/01/31 400,000 535,037
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 634,473
2,600,619
Colorado 3.10%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 323,354
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 864,842
1,188,196
Connecticut 1.85%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 236,162
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 241,632
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 230,840
708,634
District of Columbia 2.31%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 883,352
Florida 6.86%
City of Leesburg FL, Florida, Refunding, RB 5.00 10/01/21 405,000 414,495
City of Miramar FL, Florida, Refunding, RB 5.00 10/01/22 305,000 326,801
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 405,255
Orlando Utilities Commission, Florida, RB
‡
0.08 10/01/33 870,000 870,000

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Florida (cont’d)
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 $ 500,000 $ 610,004
2,626,555
Hawaii 0.56%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 215,409
Idaho 0.60%
Idaho Housing & Finance Association, Grant &
Revenue Anticipation, Federal Highway
Trust Fund, Idaho, RB, Series A 5.00 07/15/21 225,000 227,818
Illinois 6.25%
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 349,816
DuPage County School District No. 33 West
Chicago, Illinois, Refunding, GO
Unlimited, Series B 4.00 12/01/21 1,000,000 1,024,746
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 611,770
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 407,564
2,393,896
Indiana 1.45%
City of Indianapolis IN Department of Public
Utilities Gas Utility Revenue, Indiana,
Refunding, RB AGC 5.25 06/01/21 550,000 554,360
Kentucky 1.35%
Louisville and Jefferson County Metropolitan
Sewer District, Kentucky, RB, Series A 5.00 05/15/23 500,000 514,785
Louisiana 3.42%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 435,000 455,666
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 851,783
1,307,449
Maryland 2.38%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 276,944
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 632,407
909,351

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Massachusetts 0.83%
Massachusetts Housing Finance Agency,
Massachusetts, Refunding, RB 2.15 12/01/21 $ 315,000 $ 318,258
Michigan 3.98%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 445,732
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 343,558
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 383,877
Walled Lake Consolidated School District,
Michigan, Refunding, GO Unlimited
Q-SBLF 5.00 05/01/21 350,000 351,199
1,524,366
Missouri 0.69%
City of Kansas City MO Water Revenue,
Missouri, RB, Series F AGM 4.00 12/01/22 250,000 265,865
New Jersey 2.47%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 350,000 440,252
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 506,288
946,540
New Mexico 1.96%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 749,626
New York 10.20%
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 312,396
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 244,456
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 361,113
City of New York NY, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 933,680
City of New York NY, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,063,762
Long Island Power Authority, New York, RB,
Series B 5.00 09/01/21 465,000 474,139

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New York (cont’d)
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 $ 100,000 $ 114,223
New York City Water & Sewer System, New
York, RB
‡
0.05 06/15/38 200,000 200,000
New York City Water & Sewer System, New
York, Refunding, RB 5.00 06/15/29 175,000 200,160
3,903,929
North Carolina 3.15%
City of Charlotte NC Equipment Acquisition &
Public Facilities, North Carolina, COP,
Series A 5.00 10/01/21 1,000,000 1,003,500
County of Beaufort NC, North Carolina, RB 5.00 06/01/21 200,000 201,492
1,204,992
Ohio 0.36%
City of Cleveland OH Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 139,464
South Carolina 2.52%
Aiken County Consolidated School District,
South Carolina, GO Unlimited 4.00 04/01/34 400,000 477,652
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 386,311
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.05 02/01/38 100,000 100,000
963,963
Tennessee 1.75%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 380,873
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 287,433
668,306
Texas 23.76%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 901,037
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 427,287
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 248,963
City of Austin TX, Texas, Refunding, RB
‡
0.05 11/15/29 700,000 700,000
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 164,031

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
City of Cedar Hill TX, Texas, Refunding, GO
Limited 5.00 02/15/22 $ 800,000 $ 833,304
City of Longview TX Waterworks & Sewer
System Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 625,670
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 204,751
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 386,493
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 312,477
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 450,000 517,799
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 445,002
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 344,275
Harris County Municipal Utility District No.
382, Texas, Refunding, GO Unlimited
BAM 3.00 04/01/22 305,000 305,000
Lower Colorado River Authority, LCRA
Transmission Services Corp., Texas,
Refunding, RB, Series A 5.00 05/15/21 500,000 502,704
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 773,509
Olmos Park Higher Education Facilities Corp.,
University of the Incarnate Word, Texas,
Refunding, RB 5.00 12/01/21 500,000 514,704
San Antonio Water System, Texas, Refunding,
RB 4.50 05/15/21 400,000 401,973
Texas City Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 485,157
9,094,136
Utah 0.85%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 324,650
Washington 3.19%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 220,000 250,644
Spokane Public Facilities District, Washington,
Refunding, RB, Series B 5.00 12/01/21 950,000 972,222
1,222,866

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Wisconsin 0.88%
Sun Prairie Area School District, Wisconsin,
GO Unlimited 4.00 03/01/31 $ 300,000 $ 337,474
Total Municipal Bonds 35,895,042
(cost $35,358,769)
Exchange Traded Fund 4.01% Shares
VanEck Vectors Short Muni ETF 85,000 1,532,550
(cost $1,516,111)
Investments, at value 97.78% 37,427,592
(cost $36,874,880 )
Other assets and liabilities, net 2.22% 850,817
Net Assets 100.00% $ 38,278,409

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Luxury Goods Fund
Common Stocks 95.41% Shares Value
Apparel Manufacturers 7.58%
Burberry Group PLC
*
16,300 $ 426,405
Christian Dior SE 600 363,333
Deckers Outdoor Corp.
*
1,472 486,378
Hermes International 470 519,819
Kering SA, ADR 7,200 497,016
PRADA SpA
*
70,000 437,849
PVH Corp.
*
10,030 1,060,171
3,790,971
Applications Software 2.15%
Abaxx Technologies, Inc.
*
242,700 770,568
Microsoft Corp. 1,300 306,501
1,077,069
Athletic Equipment 2.11%
Peloton Interactive, Inc., Class A
*
9,370 1,053,563
Automotive - Cars & Light Trucks 20.25%
Bayerische Motoren Werke AG 19,700 2,044,399
Daimler AG, ADR 113,556 2,524,350
Ferrari NV 1,700 355,776
Porsche Automobil Holding SE, ADR 46,357 512,708
Tesla, Inc.
*
3,400 2,270,962
Volkswagen AG, ADR 66,509 2,414,277
10,122,472
Beverages - Wine/Spirits 3.93%
Constellation Brands, Inc., Class A 6,439 1,468,092
Remy Cointreau SA 2,700 498,402
1,966,494
Building - Residential/Commercial 2.00%
Toll Brothers, Inc. 17,655 1,001,568
Commercial Service - Finance 1.08%
MarketAxess Holdings, Inc. 200 99,584
Moody's Corp. 300 89,583
S&P Global, Inc. 989 348,988
538,155
Computers 4.18%
Apple, Inc. 17,100 2,088,765
Cosmetics & Toiletries 5.71%
Coty, Inc., Class A
*
109,758 988,920
The Estee Lauder Cos., Inc. 6,411 1,864,639
2,853,559

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Decision Support Software 0.53%
MSCI, Inc. 634 $ 265,823
Diversified Banking Institution 9.14%
JPMorgan Chase & Co. 16,252 2,474,042
The Goldman Sachs Group, Inc. 300 98,100
UBS Group AG 128,755 1,999,565
4,571,707
E-Commerce/Products 4.27%
Amazon.com, Inc.
*
690 2,134,915
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Credit Card 0.66%
Visa, Inc., Class A 1,555 329,240
Finance - Mortgage Loan/Banker 0.10%
Lendified Holdings, Inc.
*
1,116,560 48,867
Finance - Other Services 0.40%
Cboe Global Markets, Inc. 600 59,214
Intercontinental Exchange, Inc. 1,260 140,717
199,931
Gold Mining 2.84%
Barrick Gold Corp. 9,600 190,080
Franco-Nevada Corp. 3,000 375,870
Gran Colombia Gold Corp. 76,000 325,965
Newmont Corp. 2,900 174,783
Royal Gold, Inc. 3,300 355,146
1,421,844
Home Furnishings 0.98%
Tempur Sealy International, Inc. 13,377 489,063
Investment Management/Advisory Services 0.87%
Julius Baer Group, Ltd. 6,800 434,544
Metal - Diversified 0.67%
Ivanhoe Mines, Ltd.
*
65,000 334,646
Oil Companies - Exploration & Production 0.12%
NGX Energy International Corp., 144A
#*∆
50,000 59,680
Precious Metals 0.69%
Wheaton Precious Metals Corp. 9,000 343,890

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Private Equity 5.79%
KKR & Co., Inc. 18,000 $ 879,300
The Blackstone Group, Inc., Class A 27,051 2,016,111
2,895,411
Real Estate Operating/Development 0.02%
Infrastructure Ventures, Inc.
#*@+
426,533 11,431
Retail - Apparel/Shoe 2.51%
Moncler SpA
*
5,900 337,886
Zalando SE, 144A
*∆
9,356 916,772
1,254,658
Retail - Building Products 2.67%
The Home Depot, Inc. 4,373 1,334,858
Retail - Discount 4.29%
Costco Wholesale Corp. 6,084 2,144,488
Retail - Home Furnishings 1.96%
Williams-Sonoma, Inc. 5,458 978,074
Retail - Jewelry 0.88%
Cie Financiere Richemont SA 4,600 441,707
Silver Mining 1.23%
Hochschild Mining PLC 133,000 358,900
Silvercorp Metals, Inc. 52,000 255,320
614,220
Textile - Apparel 5.80%
LVMH Moet Hennessy Louis Vuitton SE, ADR 21,675 2,900,982
Total Common Stocks 47,702,595
(cost $39,746,593)
Corporate Non-Convertible Bond 1.71%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.71%
Aris Gold Corp. 7.50 08/26/27 $ 872,000 854,560
(cost $871,937)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Luxury Goods Fund
Corporate Non-Convertible Note 1.08%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 1.08%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 508,785 $ 539,312
(cost $509,706)
Exchange Traded Funds 0.14% Shares
Invesco QQQ Trust ETF 100 31,913
SPDR S&P 500 ETF Trust 100 39,633
Total Exchange Traded Funds 71,546
(cost $49,898)
Warrants 0.02%
Exercise
Price
Exp.
Date
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
$ 0.38 04/08/22 558,280 0
Oil Companies - Exploration & Production 0.01%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 50,000 4,377
Retail - Jewelry 0.01%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 3,504
Total Warrants 7,881
(cost $0 )
Investments, at value 98.36% 49,175,894
(cost $41,178,134 )
Other assets and liabilities, net 1.64% 821,058
Net Assets 100.00% $ 49,996,952

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Resources Fund
Common Stocks 88.17% Shares Value
Advanced Materials/Production 3.01%
First Helium, Inc., 144A
#*@∆
1,850,000 $ 515,238
Nano One Materials Corp.
*
180,000 764,861
NanoXplore , Inc.
*
300,000 768,680
2,048,779
Agricultural Chemicals 2.39%
CF Industries Holdings, Inc. 10,000 453,800
Nutrien , Ltd. 10,000 538,713
The Mosaic Co. 20,000 632,200
1,624,713
Agricultural Operations 1.05%
Archer-Daniels-Midland Co. 12,500 712,500
Applications Software 4.66%
Abaxx Technologies, Inc.
*
1,000,000 3,174,982
Building & Construction Products - Miscellaneous 0.81%
Louisiana-Pacific Corp. 10,000 554,600
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Containers - Paper/Plastic 0.28%
Nexe Innovations, Inc.
*
100,000 187,793
Diamonds/Precious Stones 0.67%
Barksdale Resources Corp.
*
1,100,000 455,160
Diversified Minerals 7.80%
Australian Strategic Materials, Ltd.
*
150,000 540,786
BHP Group, Ltd., ADR 5,000 346,950
Desert Mountain Energy Corp.
*
200,000 431,288
Mako Mining Corp.
*
1,250,000 333,214
Niocan , Inc., 144A
#*∆
362,069 37,454
Piedmont Lithium, Ltd., ADR
*
20,000 1,389,800
Salazar Resources, Ltd.
*
3,000,000 692,289
Standard Lithium, Ltd.
*
385,000 1,219,305
VR Resources, Ltd.
*
1,175,000 317,896
5,308,982
Electric - Generation 0.53%
Northland Power, Inc. 10,000 362,457

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 8.04%
Ballard Power Systems, Inc.
*
10,000 $ 243,400
Canadian Solar, Inc.
*
35,000 1,737,050
Loop Energy, Inc.
*
7,500 77,524
Pacific Green Energy Corp.
#*@~
2,400,000 0
Siemens Gamesa Renewable Energy SA 35,000 1,357,455
Vestas Wind Systems A/S 10,000 2,062,868
5,478,297
Finance - Investment Banker/Broker 0.55%
GoldMoney , Inc.
*
150,000 371,210
Food - Meat Products 0.29%
The Very Good Food Co., Inc.
*
50,000 195,353
Food - Miscellaneous/Diversified 4.10%
Burcon NutraScience Corp.
*
750,000 2,793,029
Forestry 1.54%
Interfor Corp.
*
25,000 562,983
West Fraser Timber Co., Ltd. 6,750 485,611
1,048,594
Gold Mining 9.38%
Aris Gold Corp.
*
150,000 268,561
Centerra Gold, Inc. 25,000 221,214
Chalice Mining, Ltd.
*
250,000 988,640
CopperBank Resources Corp.
*
2,500,000 1,153,816
Corona Minerals, Ltd.
#*@
5,000 0
Dundee Precious Metals, Inc. 70,000 427,230
Gran Colombia Gold Corp. 2,000 8,578
Josemaria Resources, Inc.
*
300,000 169,492
Maverix Metals, Inc. 70,000 368,900
Red Pine Exploration, Inc.
*
150,000 85,939
Royal Road Minerals, Ltd.
*
5,500,000 1,663,086
Sandstorm Gold, Ltd.
*
90,000 612,000
Silver Tiger Metals, Inc.
*
500,000 198,934
Western Atlas Resources, Inc.
*
3,000,000 220,816
6,387,206
Independent Power Producer 0.81%
Atlantica Sustainable Infrastructure PLC 15,000 549,450
Industrial Gases 1.30%
Air Liquide SA 2,000 326,552
Linde PLC 2,000 560,280
886,832

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Investment Companies 0.10%
Ether Capital Corp.
*
30,000 $ 71,377
Metal - Copper 0.71%
Excelsior Mining Corp.
*
150,000 89,520
Kutcho Copper Corp.
*
850,000 344,951
Surge Copper Corp.
*
150,000 51,922
486,393
Metal - Diversified 9.97%
Anglo American PLC 20,000 783,357
Bell Copper Corp.
*
1,450,000 236,532
Centaurus Metals, Ltd.
*
750,000 410,993
Chakana Copper Corp.
*
1,025,000 407,814
Filo Mining Corp.
*
400,000 999,443
First Cobalt Corp.
*
3,000,000 895,202
Galway Metals, Inc.
*
400,000 305,562
GoviEx Uranium, Inc., 144A
#*∆
58,000 9,692
Ivanhoe Mines, Ltd.
*
500,000 2,574,202
Luminex Res Corp.
*
120,615 71,983
Nubian Resources, Ltd.
*
250,000 90,515
Orsu Metals Corp., 144A
#*∆
14,761 3,054
6,788,349
Metal - Iron 2.97%
Champion Iron, Ltd.
*
400,000 1,642,397
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Novolipetsk Steel PJSC, GDR 12,000 382,439
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
2,024,836
Mining Services 5.15%
Cordoba Minerals Corp.
*
58,823 59,913
Defense Metals Corp.
*
1,500,000 483,409
Talon Metals Corp.
*
5,250,000 2,966,102
3,509,424
Natural Resource Technology 0.13%
I-Pulse, Inc., 144A
#*@+∆
15,971 86,243
Non-Ferrous Metals 1.03%
Canada Nickel Co., Inc.
*
250,000 628,631
InZinc Mining, Ltd.
*
2,000,000 71,616
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
700,247

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil - Field Services 1.11%
Halliburton Co. 20,000 $ 429,200
Schlumberger NV 12,000 326,280
755,480
Oil - US Royalty Trusts 0.55%
Deterra Royalties, Ltd.
*
125,000 373,673
Oil Companies - Exploration & Production 1.69%
Africa Energy Corp.
*
1,500,000 340,177
ConocoPhillips 10,000 529,700
NGX Energy International Corp., 144A
#*∆
200,000 238,720
Range Energy Resources, Inc., 144A
#*∆
75,000 39,389
1,147,986
Oil Companies - Integrated 1.54%
Equinor ASA, ADR 30,000 583,800
TOTAL SE, ADR 10,000 465,400
1,049,200
Oil Refining & Marketing 1.57%
Phillips 66 6,500 530,010
Valero Energy Corp. 7,500 537,000
1,067,010
Paper & Related Products 3.56%
Canfor Pulp Products, Inc.
*
45,000 318,692
Mondi PLC 25,000 637,333
Resolute Forest Products, Inc.
*
70,000 766,500
Smurfit Kappa Group PLC 15,000 704,213
2,426,738
Platinum 2.64%
Clean Air Metals, Inc.
*
1,000,000 310,337
Impala Platinum Holdings, Ltd., ADR 40,000 751,000
Impala Platinum Holdings, Ltd. 40,000 738,462
1,799,799
Precious Metals 3.75%
Brixton Metals Corp.
*
1,075,000 201,022
Eloro Resources, Ltd.
*
100,000 298,401
Libero Copper & Gold Corp.
*
1,450,000 692,289
Metalla Royalty & Streaming, Ltd. 125,000 1,117,013
Polarx , Ltd.
*
10,789,473 246,428
2,555,153

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Resources Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 1.08%
Infrastructure Ventures, Inc.
#*@+
4,700,000 $ 125,960
Infrastructure Ventures, Inc.
#*@+
2,743,544 73,527
Revival Gold, Inc.
*
1,000,000 533,142
732,629
REITS - Diversified 1.01%
PotlatchDeltic Corp. REIT 10,000 529,200
Rayonier, Inc. REIT 5,000 161,250
690,450
Retail - Jewelry 0.55%
Luk Fook Holdings International, Ltd. 18,000 49,648
Mene , Inc.
*
750,000 328,240
377,888
Specified Purpose Acquisition 0.13%
Ivanhoe Capital Acquisition Corp., Class A
*
9,091 90,092
Steel - Producers 1.72%
POSCO, ADR 5,000 361,000
Severstal PAO, GDR 40,000 806,852
1,167,852
Total Common Stocks 60,040,756
(cost $86,976,561)
Corporate Non-Convertible Bond 1.54%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.54%
Aris Gold Corp. 7.50 08/26/27 $ 1,072,000 1,050,560
(cost $1,071,995)
Corporate Non-Convertible Note 0.98%
Gold Mining 0.98%
Gran Colombia Gold Corp. 8.25 04/30/24 628,676 666,396
(cost $629,814)
Right 0.00% Shares
Diversified Minerals 0.00%
Australian Strategic Materials, Ltd.
#*@
10,714 0
(cost $0)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Resources Fund
Exchange Traded Funds 2.42% Shares Value
Breakwave Dry Bulk Shipping ETF
*
4,000 $ 67,680
Direxion Daily Energy Bear 2X Shares ETF
*
8,000 147,360
Direxion Daily Gold Miners Index Bear 2X Shares ETF
*
8,626 192,619
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
12,000 147,480
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
ETF 8,000 92,400
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
ETF 10,000 704,700
First Trust Global Wind Energy ETF 5,000 112,800
iShares U.S. Real Estate ETF 2,000 183,880
Total Exchange Traded Funds 1,648,919
(cost $1,599,521)
Warrants 0.53%
Exercise
Price
Exp.
Date
Advanced Materials/Production 0.19%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 131,058
Gold Mining 0.00%
Revival Gold, Inc., 144A
#*@∆
0.90 04/04/22 80,000 0
Metal - Copper 0.03%
Excelsior Mining Corp.
*
1.25 08/22/22 150,000 18,501
Mining Services 0.28%
Aris Gold Corp.
*
2.75 07/25/25 370,889 191,834
Oil Companies - Exploration & Production 0.03%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 200,000 17,506
Total Warrants 358,899
(cost $0 )
Investment Company 0.50% Shares Value
Aberdeen Standard Physical Palladium Shares ETF
*
1,384 338,872
(cost $326,217)
Publically Traded Partnerships 0.43%
ProShares UltraShort Silver ETF
*
17,161 120,298
U.S. Natural Gas Fund LP ETF
*
18,317 175,477
Total Publically Traded Partnerships 295,775
(cost $293,185)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Global Resources Fund
Call Options Purchased 0.69%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.69%
Barrick Gold Corp. $ 20.00 01/23 $ 1,450,000 725 $ 253,750
Newmont Corp. 55.00 01/23 990,000 180 219,600
473,350
Total Purchased Call Options 473,350
(premiums paid $502,855 )
Investments, at value 95.26% 64,873,527
(cost $91,400,148 )
Other assets and liabilities, net 4.74% 3,226,552
Net Assets 100.00% $ 68,100,079

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
World Precious Minerals Fund
Common Stocks 96.53% Shares Value
Advanced Materials/Production 12.69%
Nano One Materials Corp.
*
3,100,000 $ 13,172,595
Sixth Wave Innovations, Inc.
*
750,000 244,688
13,417,283
Capital Pools 1.07%
Magna Gold Corp.
*
1,500,000 1,133,922
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 1.47%
Barksdale Resources Corp.
*
3,000,000 1,241,346
Gold Bull Resources Corp.
*
794,000 315,907
1,557,253
Diversified Minerals 5.90%
Ascot Resources, Ltd., 144A
#*∆
6,412 5,000
Battle North Gold Corp.
*
300,000 620,673
Calibre Mining Corp.
*
1,000,000 1,289,091
Desert Gold Ventures, Inc.
*
750,000 95,488
Erdene Resource Development Corp.
*
300,000 84,746
Gossan Resources, Ltd.
*
250,000 24,867
Indochine Mining, Ltd.
#*@
10,000 0
Lithoquest Resources, Inc.
*
750,000 38,792
Lumina Gold Corp.
*
1,000,000 652,503
Mako Mining Corp.
*
2,000,000 533,142
Max Resource Corp.
*
2,000,000 381,953
Musgrave Minerals, Ltd.
*
1,500,000 366,687
NGEX Minerals, Ltd.
*
100,000 45,357
Nomad Royalty Co., Ltd. 783,000 591,907
VR Resources, Ltd.
*
3,000,000 811,650
Waraba Gold, Ltd.
#*
655,000 118,574
Waraba Gold, Ltd., 144A
#*@∆
655,000 118,574
Wolfden Resources Corp.
*
2,000,000 461,526
6,240,530
Finance - Investment Banker/Broker 0.04%
Coin Hodl , Inc., 144A
#*@∆
133,333 40,317
Gold Mining 40.12%
Adamera Minerals Corp.
*
5,373,000 427,548
Adamera Minerals Corp., 144A
#∆
119,543 9,512
African Gold Group, Inc.
*
2,000,000 190,976
Algold Resources, Ltd.
#*@
540,000 37,598
Allegiant Gold, Ltd.
*
3,000,000 572,929
Amilot Capital, Inc., 144A
#*∆
410,000 17,944
Angold Resources, Ltd.
*
500,000 123,339

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Aris Gold Corp.
*
1,000,000 $ 1,790,403
Arizona Metals Corp.
*
479,200 838,895
Awale Resources, Ltd.
*
2,000,000 87,531
Aya Gold & Silver, Inc.
*
250,000 980,743
Bellevue Gold, Ltd.
*
2,250,000 1,334,948
Black Dragon Gold Corp.
*
4,991,034 270,806
Cabral Gold, Inc.
*
500,000 222,806
Chalice Mining, Ltd.
*
1,250,000 4,943,202
Compass Gold Corp.
*
1,250,000 184,014
Comstock Mining, Inc.
*
136,600 625,628
Contact Gold Corp.
*
4,000,000 318,294
CopperBank Resources Corp.
*~
4,000,000 1,846,105
CopperBank Resources Corp., 144A
#*~∆
43,500 20,076
Corona Minerals, Ltd.
#*@
81,250 0
Fiore Gold, Ltd.
*
500,000 449,590
Freegold Ventures, Ltd.
*
200,000 116,177
Gascoyne Resources, Ltd.
*
80,000 30,443
Gold X Mining Corp.
*
54,100 159,713
Heliostar Metals, Ltd.
*
1,000,000 915,095
HighGold Mining, Inc.
*
500,000 469,484
Josemaria Resources, Inc.
*
500,000 282,486
K92 Mining, Inc.
*
1,200,000 6,063,500
Karora Resources, Inc.
*
200,000 539,508
Karus Gold Corp.
#*@
375,000 44,760
Lion One Metals, Ltd.
*
520,000 537,917
Maritime Resources Corp.
*
1,000,000 115,382
Mawson Gold, Ltd.
*
625,000 124,334
McEwen Mining, Inc.
*
134,764 143,697
Montage Gold Corp.
*
575,000 297,406
Newcore Gold, Ltd.
*
400,000 187,793
North Stawell Minerals, Ltd.
*
700,000 220,847
NV Gold Corp.
*
1,000,000 214,848
OceanaGold Corp., 144A
#*∆
500,000 744,012
Orca Gold, Inc.
*
3,750,000 1,551,683
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Pretium Resources, Inc.
*
40,000 414,800
Radisson Mining Resources, Inc.
*
8,000,000 2,005,252
Radius Gold, Inc., 144A
#*∆
125,000 23,375
Red Pine Exploration, Inc.
*
800,000 458,343
Reunion Gold Corp.
*
7,481,000 386,938
Roscan Gold Corp.
*
3,000,000 1,145,858
Royal Road Minerals, Ltd.
*
1,500,000 453,569
Scottie Resources Corp.
*
1,750,000 264,582
Seabridge Gold, Inc.
*
30,000 485,100
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Silver Tiger Metals, Inc.
*
750,000 298,401
Skeena Resources, Ltd.
*
500,000 1,277,154

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Southern Gold, Ltd.
*
10,000,000 $ 706,602
Strikepoint Gold, Inc.
*
2,750,000 415,771
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tietto Minerals, Ltd.
*
1,200,000 312,591
TriStar Gold, Inc.
*~
28,750,000 5,376,184
Unigold , Inc.
*
1,250,000 343,161
42,419,653
Metal - Copper 0.61%
Sun Summit Minerals Corp.
*
1,000,000 405,825
Wallbridge Mining Co., Ltd.
*
500,000 242,699
648,524
Metal - Diversified 10.41%
Adriatic Metals PLC
*
250,000 384,694
Adventus Mining Corp.
*
1,000,000 795,735
Argent Minerals, Ltd.
*
20,000,000 747,336
Aurion Resources, Ltd.
*
500,000 322,273
Auteco Minerals, Ltd.
*
3,500,000 234,670
Cartier Resources, Inc.
*
1,000,000 246,678
Chakana Copper Corp.
*
4,000,000 1,591,470
De Grey Mining, Ltd.
*
1,250,000 939,414
Genesis Metals Corp., 144A
#*∆
583,400 81,241
Integra Resources Corp.
*
140,000 378,770
Ivanhoe Mines, Ltd.
*
400,000 2,059,362
Kaizen Discovery, Inc.
*
8,000,000 286,464
Luminex Res Corp.
*
150,000 89,520
New Age Metals, Inc., 144A
#*∆
143,518 21,127
Novo Resources Corp.
*
225,000 528,169
Nubian Resources, Ltd.
*
500,000 181,030
Orex Minerals, Inc.
*
7,000,000 974,775
Orsu Metals Corp., 144A
#*∆
186,922 38,672
Rockcliff Metals Corp., 144A
#*∆
873,333 48,646
RTG Mining, Inc.
*
3,000,000 375,966
Sirios Resources, Inc.
*
1,000,000 95,488
Torq Resources, Inc.
*
1,000,000 588,844
11,010,344
Metal - Iron 0.04%
Vector Resources, Ltd.
#*@
10,000,000 41,775
Metals & Mining 0.22%
Maxtech Ventures, Inc., 144A
#*@∆
4,383,562 226,730

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Mining Services 1.17%
Cordoba Minerals Corp.
*
58,823 $ 59,914
Major Drilling Group International, Inc.
*
100,000 537,121
Summa Silver Corp.
*
800,000 636,588
1,233,623
Non-Ferrous Metals 0.35%
InZinc Mining, Ltd.
*
3,000,000 107,424
ValOre Metals Corp.
*
1,000,000 262,593
370,017
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 3,509
Platinum 2.00%
Clean Air Metals, Inc.
*
2,500,000 775,841
Platinum Group Metals, Ltd.
*
350,000 1,336,835
2,112,676
Precious Metals 16.77%
Amani Gold, Ltd.
*
54,500,000 62,093
Barsele Minerals Corp.
*~
7,500,000 3,461,447
Benchmark Metals, Inc.
*
450,000 472,667
Brixton Metals Corp.
*
3,000,000 560,993
Canex Metals, Inc.
*~
3,250,000 303,871
Corvus Gold, Inc.
*
29,000 51,691
Dolly Varden Silver Corp.
*
3,500,000 1,810,297
E2 Metals, Ltd.
*
684,932 154,018
GFG Resources, Inc.
*
4,300,000 461,924
Group Ten Metals, Inc.
*
2,000,000 580,886
Heatherdale Resources, Ltd.
*
800,000 636,588
Imperial Mining Group, Ltd.
*
500,000 69,627
Kootenay Silver, Inc.
*
1,000,000 258,614
Liberty Gold Corp.
*
1,500,000 1,730,723
MacDonald Mines Exploration, Ltd.
*
3,000,000 143,232
Metalla Royalty & Streaming, Ltd. 50,000 446,805
Paramount Gold Nevada Corp.
*
170,000 170,000
Polarx , Ltd.
*~
38,953,441 889,684
Prime Mining Corp.
*
1,000,000 2,251,930
Roxgold , Inc.
*
1,250,000 1,541,736
Silver Viper Minerals Corp.
*
2,750,000 1,422,376
Xali Gold Corp., 144A
#*∆
4,875,000 252,149
17,733,351

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 1.32%
Fremont Gold, Ltd.
*
4,000,000 $ 159,147
Mammoth Resources Corp.
*~
4,271,200 305,887
Oklo Resources, Ltd.
*
727,294 80,067
Revival Gold, Inc.
*
1,600,000 853,028
1,398,129
Retail - Jewelry 0.87%
Mene , Inc.
*
2,100,000 919,074
Silver Mining 1.48%
Denarius Silver Corp.
*
550,000 253,839
FireFox Gold Corp.
*
500,000 71,616
Metallic Minerals Corp.
*
1,470,000 713,536
Southern Silver Exploration Corp.
*
1,750,000 529,164
1,568,155
Total Common Stocks 102,074,865
(cost $100,694,598)
Corporate Non-Convertible Bond 1.02%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.02%
Aris Gold Corp. 7.50 08/26/27 $ 1,100,000 1,078,000
(cost $1,100,000)
Exchange Traded Funds 0.43% Shares
Direxion Daily Gold Miners Index Bear 2X Shares ETF
*
10,150 226,650
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
18,667 229,417
Total Exchange Traded Funds 456,067
(cost $461,186)
Warrants 0.58%
Exercise
Price
Exp.
Date
Diversified Minerals 0.04%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Nomad Royalty Co., Ltd.
*
1.71 11/19/22 304,000 43,542
43,542
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
0.50 12/31/49 600,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Gold Mining 0.01%
Contact Gold Corp., 144A
#*@∆
$ 0.27 09/29/22 500,000 $ 0
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 8,236
Revival Gold, Inc., 144A
#*@∆
1.60 02/06/22 250,000 0
Southern Gold, Ltd., 144A
#*@∆
0.18 10/18/22 2,250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 0
8,236
Metal - Copper 0.08%
Sun Summit Minerals Corp., 144A
#*@∆
0.34 07/22/23 600,000 81,165
Metal - Diversified 0.12%
Novo Resources Corp.
*
4.40 08/27/23 112,500 125,776
Mining Services 0.25%
Aris Gold Corp.
*
2.75 07/25/25 520,000 268,958
Non-Ferrous Metals 0.00%
ValOre Metals Corp., 144A
#*@∆
0.45 02/17/23 500,000 0
Silver Mining 0.08%
FireFox Gold Corp., 144A
#*@∆
0.27 10/27/22 125,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 80,071
80,071
Total Warrants 607,748
(cost $362,611 )
Investment Company 0.07% Shares Value
Aberdeen Standard Physical Palladium Shares ETF
*
308 75,414
(cost $72,598)
Publically Traded Partnership 0.18%
ProShares UltraShort Silver ETF
*
27,458 192,481
(cost $185,018)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
World Precious Minerals Fund
Call Options Purchased 0.63%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.63%
Barrick Gold Corp. $ 20.00 01/23 $ 1,900,000 950 $ 332,500
Newmont Corp. 55.00 01/23 1,512,500 275 335,500
668,000
Total Purchased Call Options 668,000
(premiums paid $700,732 )
Investments, at value 99.44% 105,152,575
(cost $103,576,743 )
Other assets and liabilities, net 0.56% 587,191
Net Assets 100.00% $ 105,739,766

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Gold and Precious Metals Fund
Common Stocks 90.97% Shares Value
Advanced Materials/Production 0.28%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 391,502
Agricultural Chemicals 0.21%
Elemental Royalties Corp.
*
250,000 288,454
Diversified Minerals 6.67%
Alkane Resources, Ltd.
*
2,000,000 1,052,130
Australian Strategic Materials, Ltd.
*
500,000 1,802,619
Australian Strategic Materials, Ltd.
*
250,000 898,168
Caledonia Mining Corp. PLC 50,000 714,500
Calibre Mining Corp.
*
2,500,000 3,222,726
Mako Mining Corp.
*
3,500,000 932,999
Nomad Royalty Co., Ltd. 1,000,000 755,948
9,379,090
Gold Mining 49.43%
AngloGold Ashanti, Ltd., ADR 50,000 1,098,500
Argonaut Gold, Inc.
*
1,000,000 1,830,190
Aris Gold Corp.
*
425,000 760,922
Aya Gold & Silver, Inc.
*
750,000 2,942,230
Barrick Gold Corp. 100,000 1,980,000
Centerra Gold, Inc. 350,000 3,097,000
DRDGOLD, Ltd., ADR 100,000 946,000
Dundee Precious Metals, Inc. 300,000 1,830,986
Eldorado Gold Corp.
*
125,000 1,348,750
Evolution Mining, Ltd. 300,000 934,625
GoGold Resources, Inc.
*
1,825,000 3,412,708
Gold Fields, Ltd., ADR 250,000 2,372,500
Golden Star Resources, Ltd.
*
200,000 590,000
Gran Colombia Gold Corp. 375,000 1,608,379
Harmony Gold Mining Co., Ltd., ADR
*
500,000 2,180,000
IAMGOLD Corp.
*
500,000 1,490,000
K92 Mining, Inc.
*
2,750,000 13,895,520
Kirkland Lake Gold, Ltd. 50,000 1,690,000
Maverix Metals, Inc. 778,000 4,085,939
Newmont Corp. 50,000 3,013,500
Northern Star Resources, Ltd. 100,000 724,373
Pantoro , Ltd.
*
8,000,000 1,153,823
Premier Gold Mines, Ltd.
*
750,000 1,659,107
Pretium Resources, Inc.
*
60,000 622,200
Ramelius Resources, Ltd. 1,375,000 1,548,087
Regis Resources, Ltd. 500,000 1,106,400
Royal Gold, Inc. 5,000 538,100
Sandstorm Gold, Ltd.
*
650,000 4,420,000
Silver Lake Resources, Ltd.
*
3,000,000 3,422,690
Superior Gold, Inc.
*
1,800,000 859,394

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Wesdome Gold Mines, Ltd.
*
350,000 $ 2,322,750
69,484,673
Metal - Diversified 1.66%
Altius Minerals Corp. 100,000 1,194,398
Vox Royalty Corp.
*
600,000 1,145,858
2,340,256
Mining Services 3.98%
Castile Resources, Ltd.
*
1,500,000 245,946
Empress Royalty Corp.
*
1,250,000 447,601
Major Drilling Group International, Inc.
*
700,000 3,759,847
Mines & Metal Trading PLC, 144A
#*@∆
75,000 1,142,874
5,596,268
Platinum 3.28%
Impala Platinum Holdings, Ltd. 250,000 4,615,387
Precious Metals 14.91%
EMX Royalty Corp.
*
1,100,000 3,264,900
Hecla Mining Co. 185,000 1,052,650
Hycroft Mining Holding Corp.
*
50,000 175,000
Metalla Royalty & Streaming, Ltd. 300,000 2,680,831
Metalla Royalty & Streaming, Ltd. 50,000 444,000
Northern Vertex Mining Corp.
*
927,500 258,315
Roxgold , Inc.
*
3,750,000 4,625,209
Sailfish Royalty Corp.
*
310,000 283,679
SSR Mining, Inc. 238,610 3,407,351
Wheaton Precious Metals Corp. 125,000 4,776,250
20,968,185
Remediation Services 0.58%
Alexco Resource Corp.
*
325,000 815,750
Retail - Jewelry 2.06%
Mene , Inc.
*
900,000 393,889
Mene , Inc., 144A
#∆
5,714,285 2,500,880
2,894,769
Silver Mining 7.78%
Excellon Resources, Inc.
*
100,000 285,669
Fortuna Silver Mines, Inc.
*
225,000 1,455,750
Hochschild Mining PLC 1,000,000 2,698,496
Pan American Silver Corp. 125,000 3,753,750
Santacruz Silver Mining, Ltd.
*
5,000,000 1,273,176
Silvercorp Metals, Inc. 300,000 1,473,000
10,939,841

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Specified Purpose Acquisition 0.13%
Ivanhoe Capital Acquisition Corp., Class A
*
18,182 $ 180,184
Total Common Stocks 127,894,359
(cost $81,204,384)
Corporate Non-Convertible Bonds 2.95%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 2.95%
Aris Gold Corp. 7.50 08/26/27 4,224,000 4,139,520
Total Corporate Non-Convertible Bonds 4,139,520
(cost $4,709,753)
Corporate Non-Convertible Notes 0.73%
Gold Mining 0.73%
Gran Colombia Gold Corp. 8.25 04/30/24 961,020 1,018,682
(cost $962,760)
Right 0.00% Shares
Diversified Minerals 0.00%
Australian Strategic Materials, Ltd.
#*@
35,714 0
(cost $0)
Exchange Traded Funds 0.46%
Direxion Daily Gold Miners Index Bear 2X Shares ETF
*
15,224 339,952
Direxion Daily Junior Gold Miners Index Bear 2X Shares
ETF
*
25,333 311,342
Total Exchange Traded Funds 651,294
(cost $658,740)
Warrants 0.54%
Exercise
Price
Exp.
Date
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
$ 4.50 03/25/24 50,000 0
Mining Services 0.50%
Aris Gold Corp.
*
2.75 07/25/25 1,274,000 658,948
Empress Royalty Corp.
*
0.75 03/25/23 625,000 44,760
703,708

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Precious Metals 0.02%
Hycroft Mining Holding Corp.
*
$ 10.50 10/06/25 50,000 $ 32,000
Silver Mining 0.02%
Excellon Resources, Inc.
*
7.00 08/27/21 375,000 26,856
Total Warrants 762,564
(cost $500 )
Investment Company 0.05% Shares Value
Aberdeen Standard Physical Palladium Shares ETF
*
308 75,414
(cost $72,597)
Publically Traded Partnership 0.18%
ProShares UltraShort Silver ETF
*
36,381 255,031
(cost $245,143)
Call Options Purchased 1.55%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Gold Mining 1.55%
Barrick Gold Corp. $ 20.00 01/23 $ 3,000,000 1,500 525,000
Newmont Corp. 55.00 01/23 7,425,000 1,350 1,647,000
2,172,000
Total Purchased Call Options 2,172,000
(premiums paid $2,084,965 )
Investments, at value 97.43% 136,968,864
(cost $89,938,842 )
Other assets and liabilities, net 2.57% 3,615,930
Net Assets 100.00% $ 140,584,794

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Emerging Europe Fund
Common Stocks 89.40% Shares Value
Agricultural Chemicals 0.30%
PhosAgro PJSC, GDR 4,000 $ 71,452
Automotive - Cars & Light Trucks 3.04%
Bayerische Motoren Werke AG 3,550 368,407
Daimler AG 3,100 276,674
Ford Otomotiv Sanayi AS 3,500 81,886
726,967
Building & Construction Products - Miscellaneous 2.07%
Enka Insaat ve Sanayi AS 307,000 294,677
Wienerberger AG 5,500 201,089
495,766
Cellular Telecommunication 3.04%
Mobile TeleSystems PJSC, ADR 54,200 452,028
Turkcell Iletisim Hizmetleri AS 150,000 274,069
726,097
Chemicals - Diversified 1.23%
Johnson Matthey PLC 7,100 294,934
Commercial Banks Non-US 16.96%
Banca Transilvania SA 396,242 226,712
Bank Polska Kasa Opieki SA
*
16,000 285,482
ING Bank Slaski SA 6,000 264,722
OTP Bank Nyrt
*
7,800 333,422
Raiffeisen Bank International AG
*
8,000 175,623
Sberbank of Russia PJSC, ADR 140,750 2,168,958
Turkiye Garanti Bankasi AS
*
230,000 186,453
Turkiye Is Bankasi AS
*
350,000 204,869
Yapi ve Kredi Bankasi AS
*
780,000 208,384
4,054,625
Dialysis Centers 1.14%
Fresenius Medical Care AG & Co. KGaA 3,700 272,547
Diversified Operations 1.19%
KOC Holding AS 121,000 285,333
Electric - Distribution 0.73%
AB Ignitis Grupe , GDR, 144A
*∆
7,500 175,025
Electric - Generation 2.95%
CEZ AS 12,000 296,567
Inter RAO UES PJSC 6,011,000 407,463
704,030

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Electric - Integrated 1.40%
PGE Polska Grupa Energetyczna SA
*
195,000 $ 335,251
Food - Meat Products 0.55%
Cherkizovo Group PJSC 4,000 130,368
Food - Retail 6.68%
BIM Birlesik Magazalar AS 32,000 274,083
Koninklijke Ahold Delhaize NV, ADR 12,000 334,920
Magnit PJSC, GDR 32,500 487,221
X5 Retail Group NV, GDR 15,500 499,669
1,595,893
Gold Mining 0.50%
Polyus PJSC, GDR 1,287 118,414
Machinery - General Industrial 1.21%
ANDRITZ AG 6,450 289,892
Medical Instruments 0.52%
Getinge AB, Class B 4,500 124,978
Metal - Diversified 0.96%
MMC Norilsk Nickel PJSC, ADR 4,650 145,498
Orsu Metals Corp., 144A
#*∆
402,500 83,274
228,772
Multi-line Insurance 2.31%
Allianz SE 1,198 304,717
Vienna Insurance Group AG Wiener Versicherung Gruppe 9,500 246,237
550,954
Non-Ferrous Metals 0.26%
NAC Kazatomprom JSC, GDR 2,500 61,500
Oil Companies - Exploration & Production 0.43%
Novatek PJSC, GDR 525 103,736
Oil Companies - Integrated 17.55%
Gazprom PJSC, ADR 51,300 305,554
LUKOIL PJSC, ADR 29,020 2,344,526
MOL Hungarian Oil & Gas PLC
*
40,500 293,188
OMV Petrom SA 2,000,000 204,899
Rosneft Oil Co. PJSC, GDR 101,452 766,649
Tatneft PJSC, ADR 5,960 279,107
4,193,923
Precious Metals 0.82%
Polymetal International PLC 10,000 195,643

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Property/Casualty Insurance 0.61%
Powszechny Zaklad Ubezpieczen SA
*
17,000 $ 146,521
Regional Banks - Non US 1.26%
TCS Group Holding PLC, GDR 5,200 301,373
Retail - Major Dept Store 1.74%
Detsky Mir PJSC, 144A
∆
220,000 415,131
Steel - Producers 5.29%
Eregli Demir ve Celik Fabrikalari TAS 145,500 269,431
Evraz PLC 125,000 995,474
1,264,905
Telecom Services 4.40%
O2 Czech Republic AS 25,000 290,991
Sistema PJSFC, GDR 56,000 506,229
Turk Telekomunikasyon AS 308,000 254,201
1,051,421
Telephone - Integrated 1.31%
Hellenic Telecommunications Organization SA 19,500 312,884
Television 1.25%
Cyfrowy Polsat SA 40,000 298,924
Transportation - Marine 0.50%
AP Moller - Maersk A/S, Class A 55 119,684
Transportation - Rail 1.95%
Globaltrans Investment PLC, GDR 70,000 466,466
Web Portals/ISP 2.51%
Yandex NV, Class A
*
9,350 598,961
Wire & Cable Products 2.74%
Nexans SA
*
4,100 362,782
Prysmian SpA 9,000 292,231
655,013
Total Common Stocks 21,367,383
(cost $19,140,945)

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
Emerging Europe Fund
Corporate Non-Convertible Bond 2.05%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 2.05%
Aris Gold Corp. 7.50 08/26/27 $ 500,000 $ 490,000
(cost $500,000)
Exchange Traded Funds 2.07% Shares
Global X MSCI Greece ETF 5,000 132,200
iShares MSCI Europe ESG Screened UCITS ETF
*
35,000 259,519
iShares MSCI Turkey ETF 4,500 103,455
Total Exchange Traded Funds 495,174
(cost $513,104)
Warrant 0.22%
Exercise
Price
Exp.
Date
Mining Services 0.22%
Aris Gold Corp.
*
$ 2.75 07/25/25 100,000 51,723
(cost $0 )
Investments, at value 93.74% 22,404,280
(cost $20,154,049 )
Other assets and liabilities, net 6.26% 1,497,255
Net Assets 100.00% $ 23,901,535

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
China Region Fund
Common Stocks 97.85% Shares Value
Automotive - Cars & Light Trucks 4.97%
Great Wall Motor Co., Ltd., Class H 150,000 $ 419,413
Yadea Group Holdings, Ltd. 108,000 240,589
660,002
Beverages - Non-alcoholic 5.36%
Carabao Group PCL 55,000 227,435
Nongfu Spring Co., Ltd.
*
96,000 483,971
711,406
Chemicals - Specialty 0.51%
Daqo New Energy Corp., ADR
*
900 67,950
Computer Software 2.78%
Ming Yuan Cloud Group Holdings, Ltd.
*
80,000 369,688
Computers 5.14%
Lenovo Group, Ltd. 200,000 285,440
Quanta Computer, Inc. 115,000 396,640
682,080
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd.
*
2,000 90
Disposable Medical Products 2.05%
Top Glove Corp. Bhd 249,000 271,722
E-Commerce/Products 13.98%
Alibaba Group Holding, Ltd., ADR
*
630 142,840
JD.com, Inc., ADR
*
8,400 708,372
Meituan , Class B
*
10,500 409,754
Pinduoduo , Inc., ADR
*
4,450 595,766
1,856,732
Electric - Generation 0.46%
China Longyuan Power Group Corp., Ltd. 45,000 61,459
Electronic Components - Miscellaneous 5.87%
BYD Electronic International Co., Ltd. 84,800 499,875
Flat Glass Group Co., Ltd. 91,500 279,364
779,239
Energy - Alternate Sources 0.39%
Xinyi Solar Holdings, Ltd. 31,000 51,384
Finance - Investment Banker/Broker 5.31%
Huatai Securities Co., Ltd. 320,000 491,521
KIWOOM Securities Co., Ltd. 1,900 213,110
704,631

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
China Region Fund
Common Stocks (cont’d) Shares Value
Finance - Other Services 6.59%
Hong Kong Exchanges & Clearing, Ltd. 9,750 $ 578,428
Singapore Exchange, Ltd. 40,000 296,669
875,097
Food - Confectionery 0.92%
Mayora Indah Tbk PT 680,000 122,735
Food - Dairy Products 5.18%
Ausnutria Dairy Corp., Ltd. 70,000 91,862
China Feihe , Ltd. 210,000 596,199
688,061
Food - Miscellaneous/Diversified 2.83%
Yihai International Holding, Ltd. 36,000 375,600
Industrial Audio & Video Production 1.03%
Q Technology Group Co., Ltd. 67,000 137,460
Internet Content - Info 5.39%
Tencent Holdings, Ltd., ADR 8,965 715,407
Life/Health Insurance 2.83%
AIA Group, Ltd. 17,000 208,025
Cathay Financial Holding Co., Ltd. 100,000 168,389
376,414
Medical Labs & Testing Services 0.96%
Wuxi Biologics Cayman, Inc.
*
10,150 127,999
Multi-line Insurance 1.08%
Ping An Insurance Group Co. of China, Ltd., H Shares 12,000 143,536
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Petrochemicals 0.54%
LG Chem , Ltd. 100 71,562
Real Estate Management/Services 4.39%
A-Living Smart City Services Co., Ltd. 73,000 324,973
Ever Sunshine Lifestyle Services Group, Ltd. 102,000 257,926
582,899
Real Estate Operating/Development 5.82%
Country Garden Services Holdings Co., Ltd. 64,700 659,453
Gemdale Properties & Investment Corp., Ltd. 750,000 114,200
773,653

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
March 31, 2021
China Region Fund
Common Stocks (cont’d) Shares Value
Rubber/Plastic Products 2.03%
Hartalega Holdings Bhd 125,000 $ 269,395
Schools 0.80%
China New Higher Education Group, Ltd. 190,000 105,975
Semiconductor Components - Integrated Circuit 10.64%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR 7,170 848,068
Taiwan Semiconductor Manufacturing Co., Ltd. 26,850 565,440
1,413,508
Total Common Stocks 12,995,684
(cost $12,073,829)
Corporate Non-Convertible Bond 1.94%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.94%
Aris Gold Corp. 7.50 08/26/27 $ 263,000 257,740
(cost $262,980)
Exchange Traded Fund 0.23% Shares
Direxion Daily FTSE China Bear 3X Shares ETF
*
2,200 30,250
(cost $32,778)
Warrant 0.20%
Exercise
Price
Exp.
Date
Mining Services 0.20%
Aris Gold Corp.
*
$ 2.75 07/25/25 52,000 26,896
(cost $0 )
Investments, at value 100.22% 13,310,570
(cost $12,369,587 )
Other assets and liabilities, net (0.22)% (29,305)
Net Assets 100.00% $ 13,281,265

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2021.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of March 31, 2021.
@ Security was fair valued at March 31, 2021, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2021, were 0.02% of Global Luxury Goods Fund, 1.37% of Global
Resources Fund, 0.64% of World Precious Minerals Fund, 0.81% of Gold And Precious Metals
Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2021 amounted to
$980,829, 1.96%, of Global Luxury Goods Fund, $1,078,354, 1.58%, of Global Resources
Fund, $1,820,356, 1.72%, of World Precious Minerals Fund, $3,643,754, 2.59%, of Gold And
Precious Metals Fund, $673,430, 2.82%, of Emerging Europe Fund and $0, 0.00%, of China
Region Fund.
* Non-income producing security.
# Illiquid Security.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
LP Limited Partnership
PCL Public Company Limited
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

The following table summarizes the valuation of each Fund’s securities as of March 31, 2021, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 37,767,281 $ – $ 37,767,281
Exchange Traded Fund 1,131,968 – – 1,131,968
Investments, at Value $ 1,131,968 $ 37,767,281 $ – $ 38,899,249
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 35,895,042 $ – $ 35,895,042
Exchange Traded Fund 1,532,550 – – 1,532,550
Investments, at Value $ 1,532,550 $ 35,895,042 $ – $ 37,427,592
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 2,043,565 $ 1,747,406 $ – $ 3,790,971
Applications Software 1,077,069 – – 1,077,069
Athletic Equipment 1,053,563 – – 1,053,563
Automotive - Cars & Light
Trucks 8,078,073 2,044,399 – 10,122,472
Beverages - Wine/Spirits 1,468,092 498,402 – 1,966,494
Building - Residential/
Commercial 1,001,568 – – 1,001,568
Commercial Service
- Finance 538,155 – – 538,155
Computers 2,088,765 – – 2,088,765
Cosmetics & Toiletries 2,853,559 – – 2,853,559
Decision Support Software 265,823 – – 265,823

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
Diversified Banking
Institution $ 4,571,707 $ – $ – $ 4,571,707
E-Commerce/Products 2,134,915 – – 2,134,915
Energy - Alternate Sources – – 0 0
Finance - Credit Card 329,240 – – 329,240
Finance - Mortgage Loan/
Banker 48,867 – – 48,867
Finance - Other Services 199,931 – – 199,931
Gold Mining 1,421,844 – – 1,421,844
Home Furnishings 489,063 – – 489,063
Investment Management/
Advisory Services – 434,544 – 434,544
Metal - Diversified 334,646 – – 334,646
Oil Companies - Exploration
& Production 59,680 – – 59,680
Precious Metals 343,890 – – 343,890
Private Equity 2,895,411 – – 2,895,411
Real Estate Operating/
Development – – 11,431 11,431
Retail - Apparel/Shoe – 1,254,658 – 1,254,658
Retail - Building Products 1,334,858 – – 1,334,858
Retail - Discount 2,144,488 – – 2,144,488
Retail - Home Furnishings 978,074 – – 978,074
Retail - Jewelry – 441,707 – 441,707
Silver Mining 255,320 358,900 – 614,220
Textile - Apparel 2,900,982 – – 2,900,982
Corporate Non-Convertible Bond – 854,560 – 854,560
Corporate Non-Convertible Note – 539,312 – 539,312
Exchange Traded Funds 71,546 – – 71,546
Warrants
Finance - Mortgage Loan/
Banker – 0 – 0
Oil Companies - Exploration
& Production 4,377 – – 4,377
Retail - Jewelry – 3,504 – 3,504
Investments, at Value 40,987,071 8,177,392 11,431 49,175,894

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,533,541 $ – $ 515,238 $ 2,048,779
Agricultural Chemicals 1,624,713 – – 1,624,713
Agricultural Operations 712,500 – – 712,500
Applications Software 3,174,982 – – 3,174,982
Building & Construction
Products - Miscellaneous 554,600 – – 554,600
Coal – – 0 0
Containers - Paper/Plastic 187,793 – – 187,793
Diamonds/Precious Stones 455,160 – – 455,160
Diversified Minerals 4,768,196 540,786 – 5,308,982
Electric - Generation 362,457 – – 362,457
Energy - Alternate Sources 2,057,974 3,420,323 0 5,478,297
Finance - Investment
Banker/Broker 371,210 – – 371,210
Food - Meat Products – 195,353 – 195,353
Food - Miscellaneous/
Diversified 2,793,029 – – 2,793,029
Forestry 1,048,594 – – 1,048,594
Gold Mining 4,244,750 2,142,456 0 6,387,206
Independent Power Producer 549,450 – – 549,450
Industrial Gases 560,280 326,552 – 886,832
Investment Companies 71,377 – – 71,377
Metal - Copper 486,393 – – 486,393
Metal - Diversified 5,593,999 1,194,350 – 6,788,349
Metal - Iron 2,024,836 – 0 2,024,836
Mining Services 3,509,424 – – 3,509,424
Natural Resource
Technology – – 86,243 86,243
Non-Ferrous Metals 71,616 628,631 0 700,247
Oil - Field Services 755,480 – – 755,480
Oil - US Royalty Trusts – 373,673 – 373,673
Oil Companies - Exploration
& Production 1,147,986 – – 1,147,986
Oil Companies - Integrated 1,049,200 – – 1,049,200
Oil Refining & Marketing 1,067,010 – – 1,067,010
Paper & Related Products 1,085,192 1,341,546 – 2,426,738
Platinum 1,061,337 738,462 – 1,799,799
Precious Metals 2,308,725 246,428 – 2,555,153
Real Estate Operating/
Development 533,142 – 199,487 732,629
REITS - Diversified 690,450 – – 690,450
Retail - Jewelry 328,240 49,648 – 377,888

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Specified Purpose
Acquisition $ 90,092 $ – $ – $ 90,092
Steel - Producers 1,167,852 – – 1,167,852
Corporate Non-Convertible Bond – 1,050,560 – 1,050,560
Corporate Non-Convertible Note – 666,396 – 666,396
Right – 0 – 0
Exchange Traded Funds 1,648,919 – – 1,648,919
Warrants
Advanced Materials/
Production – 131,058 – 131,058
Gold Mining – 0 – 0
Metal - Copper 18,501 – – 18,501
Mining Services 191,834 – – 191,834
Oil Companies - Exploration
& Production 17,506 – – 17,506
Investment Company 338,872 – – 338,872
Publically Traded Partnerships 295,775 – – 295,775
Purchased Call Options 473,350 – – 473,350
Investments, at Value 51,026,337 13,046,222 800,968 64,873,527
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 13,172,595 $ 244,688 $ – $ 13,417,283
Capital Pools 1,133,922 – – 1,133,922
Coal – – 0 0
Diamonds/Precious Stones 1,557,253 – – 1,557,253
Diversified Minerals 5,755,269 485,261 0 6,240,530
Finance - Investment
Banker/Broker 40,317 – – 40,317
Gold Mining 32,651,675 9,685,620 82,358 42,419,653
Metal - Copper 648,524 – – 648,524
Metal - Diversified 8,279,618 2,730,726 – 11,010,344
Metal - Iron – – 41,775 41,775
Metals & Mining – 226,730 – 226,730
Mining Services 597,035 636,588 – 1,233,623

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Non-Ferrous Metals $ 370,017 $ – $ – $ 370,017
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 3,509 – – 3,509
Platinum 2,112,676 – – 2,112,676
Precious Metals 16,689,649 1,043,702 – 17,733,351
Real Estate Operating/
Development 1,318,062 80,067 – 1,398,129
Retail - Jewelry 919,074 – – 919,074
Silver Mining 1,568,155 – – 1,568,155
Corporate Non-Convertible Bond – 1,078,000 – 1,078,000
Exchange Traded Funds 456,067 – – 456,067
Warrants
Diversified Minerals 43,542 0 – 43,542
Gold Mineral Exploration &
Development – – 0 0
Gold Mining – 8,236 – 8,236
Metal - Copper – 81,165 – 81,165
Metal - Diversified 125,776 – – 125,776
Mining Services 268,958 – – 268,958
Non-Ferrous Metals – 0 – 0
Silver Mining – 80,071 – 80,071
Investment Company 75,414 – – 75,414
Publically Traded Partnership 192,481 – – 192,481
Purchased Call Options 668,000 – – 668,000
Investments, at Value 88,647,588 16,380,854 124,133 105,152,575
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 391,502 $ – $ – $ 391,502
Agricultural Chemicals 288,454 – – 288,454
Diversified Minerals 6,524,341 2,854,749 – 9,379,090
Gold Mining 60,594,675 8,889,998 – 69,484,673
Metal - Diversified 2,340,256 – – 2,340,256

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund (continued)
Investments in Securities*
(continued)
Mining Services $ 4,207,448 $ 245,946 $ 1,142,874 $ 5,596,268
Platinum – 4,615,387 – 4,615,387
Precious Metals 20,968,185 – – 20,968,185
Remediation Services 815,750 – – 815,750
Retail - Jewelry 2,894,769 – – 2,894,769
Silver Mining 8,241,345 2,698,496 – 10,939,841
Specified Purpose
Acquisition 180,184 – – 180,184
Corporate Non-Convertible
Bonds – 4,139,520 0 4,139,520
Corporate Non-Convertible
Notes – 1,018,682 – 1,018,682
Right – 0 – 0
Exchange Traded Funds 651,294 – – 651,294
Warrants
Metal - Diversified – 0 – 0
Mining Services 703,708 – – 703,708
Precious Metals 32,000 – – 32,000
Silver Mining 26,856 – – 26,856
Investment Company 75,414 – – 75,414
Publically Traded Partnership 255,031 – – 255,031
Purchased Call Options 2,172,000 – – 2,172,000
Investments, at Value $ 111,363,212 $ 24,462,778 $ 1,142,874 $ 136,968,864
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals $ 71,452 $ – $ – $ 71,452
Automotive - Cars & Light
Trucks – 726,967 – 726,967
Building & Construction
Products - Miscellaneous – 495,766 – 495,766
Cellular Telecommunication 452,028 274,069 – 726,097
Chemicals - Diversified – 294,934 – 294,934
Commercial Banks Non-US 2,168,958 1,885,667 – 4,054,625
Dialysis Centers – 272,547 – 272,547
Diversified Operations – 285,333 – 285,333

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Investments in Securities*
(continued)
Electric - Distribution $ 175,025 $ – $ – $ 175,025
Electric - Generation – 704,030 – 704,030
Electric - Integrated – 335,251 – 335,251
Food - Meat Products – 130,368 – 130,368
Food - Retail 1,321,810 274,083 – 1,595,893
Gold Mining 118,414 – – 118,414
Machinery - General
Industrial – 289,892 – 289,892
Medical Instruments – 124,978 – 124,978
Metal - Diversified 228,772 – – 228,772
Multi-line Insurance – 550,954 – 550,954
Non-Ferrous Metals 61,500 – – 61,500
Oil Companies - Exploration
& Production 103,736 – – 103,736
Oil Companies - Integrated 3,695,836 498,087 – 4,193,923
Precious Metals – 195,643 – 195,643
Property/Casualty Insurance – 146,521 – 146,521
Regional Banks - Non US 301,373 – – 301,373
Retail - Major Dept Store – 415,131 – 415,131
Steel - Producers – 1,264,905 – 1,264,905
Telecom Services 506,229 545,192 – 1,051,421
Telephone - Integrated – 312,884 – 312,884
Television – 298,924 – 298,924
Transportation - Marine – 119,684 – 119,684
Transportation - Rail 466,466 – – 466,466
Web Portals/ISP 598,961 – – 598,961
Wire & Cable Products – 655,013 – 655,013
Corporate Non-Convertible Bond – 490,000 – 490,000
Exchange Traded Funds 235,655 259,519 – 495,174
Warrant
Mining Services 51,723 – – 51,723
Investments, at Value $ 10,557,938 $ 11,846,342 $ – $ 22,404,280
Other Financial Instruments
†
Currency Contracts – 82,973 – 82,973

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ – $ 660,002 $ – $ 660,002
Beverages - Non-alcoholic – 711,406 – 711,406
Chemicals - Specialty 67,950 – – 67,950
Computer Software – 369,688 – 369,688
Computers – 682,080 – 682,080
Consumer Products
- Miscellaneous – 90 – 90
Disposable Medical
Products – 271,722 – 271,722
E-Commerce/Products 1,446,978 409,754 – 1,856,732
Electric - Generation – 61,459 – 61,459
Electronic Components
- Miscellaneous – 779,239 – 779,239
Energy - Alternate Sources – 51,384 – 51,384
Finance - Investment
Banker/Broker – 704,631 – 704,631
Finance - Other Services – 875,097 – 875,097
Food - Confectionery – 122,735 – 122,735
Food - Dairy Products – 688,061 – 688,061
Food - Miscellaneous/
Diversified – 375,600 – 375,600
Industrial Audio & Video
Production – 137,460 – 137,460
Internet Content - Info 715,407 – – 715,407
Life/Health Insurance – 376,414 – 376,414
Medical Labs & Testing
Services – 127,999 – 127,999
Multi-line Insurance – 143,536 – 143,536
Non-Ferrous Metals – – 0 0
Petrochemicals – 71,562 – 71,562
Real Estate Management/
Services – 582,899 – 582,899
Real Estate Operating/
Development – 773,653 – 773,653
Rubber/Plastic Products – 269,395 – 269,395
Schools – 105,975 – 105,975
Semiconductor Components
- Integrated Circuit 848,068 565,440 – 1,413,508
Corporate Non-Convertible Bond – 257,740 – 257,740
Exchange Traded Fund 30,250 – – 30,250

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2021 through March 31, 2021:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Warrant
Mining Services $ 26,896 $ – $ – $ 26,896
Investments, at Value $ 3,135,549 $ 10,175,021 $ 0 $ 13,310,570
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/20 $ 13,521 $ 13,521
Net change in unrealized appreciation (depreciation) (2,090) (2,090)
Ending Balance 03/31/21 $ 11,431 $ 11,431
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/21 $ (2,090) $ (2,090)
Common
Stocks Total
Global Resources Fund
Beginning Balance 12/31/20 $ 2,988,739 $ 2,988,739
Purchases 519,100 519,100
Sales (252) (252)
Realized Gain 420,848 420,848
Net change in unrealized appreciation (depreciation) (3,127,467) (3,127,467)
Ending Balance 03/31/21 $ 800,968 $ 800,968
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/21 $ (2,706,871) $ (2,706,871)
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/20 $ 273,960 $ 0 $ 273,960
Purchases 67,008 — 67,008
Sales (683) — (683)
Realized Gain 1,140,719 — 1,140,719
Corporate Action (187,898) — (187,898)
Net change in unrealized appreciation (depreciation) (1,168,973) 0 (1,168,973)
Ending Balance 03/31/21 $ 124,133 $ 0 $ 124,133
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/21 $ (1,168,973) $ 0 $ (1,168,973)

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/20 $ 1,128,329 $ 0 $ 1,128,329
Net change in unrealized appreciation (depreciation) 14,545 — 14,545
Ending Balance 03/31/21 $ 1,142,874 $ 0 $ 1,142,874
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/21 $ 14,545 $ — $ 14,545
Common
Stock Total
China Region Fund
Beginning Balance 12/31/20 $ 0 $ 0
Ending Balance 03/31/21 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/21 $ — $ —
Fair Value at
03/31/21
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Common Stocks 11,431 Method of Comparables
Pricing
(2)
Multiples 5
Global Resources Fund
Investments in Securities 30% - 100% discount
(100% discount)
Common Stocks 601,481 Market Transaction
(1)
Discount
Common Stocks 199,487 Method of Comparables
Pricing
(2)
Multiples 5
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(99% discount)
Common Stocks 124,133 Market Transaction
(1)
Discount
Warrants 0 Market Transaction
(1)
Discount 100%
Gold and Precious Metals Fund
Investments in Securities
0%
Common Stocks 1,142,874 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2021.
At March 31, 2021, the value of investments in affiliated companies was $0, representing
0.00% of net assets, and the total cost was $27,968,676.
Fair Value at
03/31/21
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2020 Additions Reductions March 31, 2021
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds
March 31,
2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

At March 31, 2021, the value of investments in affiliated companies was $12,203,254, representing 11.54% of net assets, and the total cost was $8,784,876.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of March 31, 2021, the total cost of restricted securities was $426,625, and the total value was $11,431, representing 0.02% of net assets.
As of March 31, 2021, the total cost of restricted securities was $7,473,544, and the total value was
$285,730, representing 0.42% of net assets.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2020 Additions Reductions March 31, 2021
Barsele Minerals Corp. 7,700,000 — (200,000) 7,500,000
Canex Metals, Inc. 3,250,000 — — 3,250,000
CopperBank Resources Corp 5,543,500 — (1,500,000) 4,043,500
Mammoth Resources Corp. 3,671,200 600,000 — 4,271,200
Polarx , Ltd. 38,953,441 — — 38,953,441
TriStar Gold, Inc. 28,750,000 — — 28,750,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2020
Purchases
Cost
Sales
Proceeds
March 31,
2021 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 3,327,048 $ — $ (96,041) $ 3,461,447 $ —
$
(44,729) $ 275,169
Canex Metals, Inc. 382,984 — — 303,871 — – (79,113)
CopperBank
Resources Corp 1,045,204 — (402,751) 1,866,18 1 — (1,908) 1,225,6 36
Mammoth
Resources Corp. 331,674 57,197 — 305,887 — – (82,984)
Polarx , Ltd. 809,280 — — 889,684 — – 80,404
TriStar Gold, Inc. 5,759,486 — — 5,376,184 — – (383,302)
$ 11,655,676 $ 57,197 $ (498,792)
$
12,203,254 $ — $ (46,637) $ 1,035,810
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Notes to Portfolios of Investments (
unaudited
)
March 31, 2021

Open forward foreign currency contracts as of March 31, 2021, were as follows:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
March 31,
2021
Net Unrealized
Appreciation
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. EUR 1,000,000 USD 1,208,470 4/6/2021 $ 1,172,846 $ 35,624
Brown Brothers
Harriman & Co. PLN 3,000,000 USD 797,363 4/6/2021 759,148 38,215
Brown Brothers
Harriman & Co. TRY 12,000,000 USD 1,433,692 4/26/2021 1,424,558 9,134